Prepayment and Other Current Assets	6 Months Ended
Jun. 30, 2024
Prepayment and Other Current Assets [Abstract]
PREPAYMENT AND OTHER CURRENT ASSETS

Note 6 - Prepayment and OTHER CURRENT ASSETS

Prepayment and other current assets consist of prepaid expenses, other receivables, and deposits. As of June 30, 2024 and December 31, 2023, prepayment and other current assets consisted of the following:

	June 30,	December 31,
	2024	2023
Loan receivable (1)	$4,161,309	$3,776,608
Prepaid input VAT	-	-
Deposits and others	1,136,375	1,155,769
Subtotal	5,297,684	4,932,377
Allowance for credit losses (2)	(1,155,768)	(1,155,768)
Total prepayment and other current assets	$4,141,916	$3,776,609

(1)	In 2021, the Company entered into a loan agreement to lend $400,000 loan to AGM Group Ltd. In April 2022, the Company extended additional $900,000 loan to AGM Group Ltd. at the interest rate of 1% as working capital support and change the amount to $1,200,000 in April 4, 2023. As of June 30, 2024, the outstanding amount of loans to AGM Group Ltd. was $1,350,000, generating interest income of $31,172

On April 10, 2022 and 31 July, 2022, the Company entered into a loan agreement with a third party, Muliang Agriculture Limited, to lend $280,000 and $25,000 at the interest rate of 1% for one year as working capital support. On April 9, 2023, both parties agreed to extend the loan to December 31, 2024 and increased the amount to $600,000. As of June 30, 2024, the outstanding amount of loans to Muliang Agriculture Limited was $465,000, generating interest income of $8,064

On March 1, 2023, the Company entered into a loan agreement with a third party, Northnew Management Limited, to lend $2,000,000 at the interest rate of 1%. On February 6, 2024, both parties agreed to extend the loan to February 28, 2025 and increased the amount to $2,300,000.As of June 30, 2024, the outstanding amount of loans to Northnew Management Limited was $2,295,426, generating interest income of $16,963.

(2)	As of June 30, 2024 and December 31, 2023, the Company recorded credit losses of $1,155,768 and $1,155,768 for the long-age deposit, respectively.